LEASE OBLIGATIONS - Amounts Recognized in Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	$ 1,159,705	$ 27,942